Related Parties (Details) - Schedule of Other Related Party Transactions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) - Schedule of Other Related Party Transactions [Line Items]
Advance to a related party		$ 27,253	$ 744
Upkeeping and maintenance service provided by a related party and payable to a related party	(5,308)	(27,253)
Payment on behalf of the Company by a related party		(60,351)	(60,394)
Landscape crew outsourcing service provided to a related party and receivable from a related party	31,298	60,351	60,394
Outdoor landscape service provided by a related party and payable to a related party
YY App license grant service provided to a related party and receivable from a related party
Related Parties [Member]
Related Parties (Details) - Schedule of Other Related Party Transactions [Line Items]
Advance to a related party		25,167
Upkeeping and maintenance service provided by a related party and payable to a related party	(40,083)	(26,659)
Payment on behalf of the Company by a related party
Landscape crew outsourcing service provided to a related party and receivable from a related party	32,153
Outdoor landscape service provided by a related party and payable to a related party	(6,143)
YY App license grant service provided to a related party and receivable from a related party	$ 111,823